Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Loan commitments to directors and executive officers	$ 1,390	$ 1,690
Outstanding loan commitments to directors and executive officers	10	30
Related party deposit liabilities	$ 1,500	$ 2,900